DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
Foreign exchange forward and		December 31,
options contracts	Balance sheet	2024	2023

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$566	$537
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(224)	(55)

Total derivatives designated as hedging instruments	Other Comprehensive profit	$342	$482

Not Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
Foreign exchange forward and		December 31,
options contracts	Balance sheet	2024	2023

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$18	$113
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	-	(51)

Total derivatives non-designated as hedging instruments		$18	$62